Equity Compensation - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	1,668	1,550
Number of shares converted into common shares	(206)	(123)
Number of shares granted	955	246
Number of shares forfeited	(20)	(5)
Number of shares cancelled	(9)
Number of shares outstanding balance	2,388	1,668